HAND & HAND PC

24351 Pasto Raod #B

Dana Point, California 92629

(949) 489-2400

(949) 489-0034

August 28, 2008

Pamela A Long

Assistant Director

Securities & Exchange Commission

450 fifth Street, NW

Washington, DC 20549

Re:

New Millennium Products

Registration Statement on Form S-1

File No. 333-152768

Filed:  August 5, 2008

Dear Ms. Long:

Thank you for your efforts in reviewing this filing. Your comments are reproduced below together with our response on behalf of New Millennium Products.

Cover Page of the Prospectus

1.

Please clarify the offering price.

Complied by correcting references to $.01 to the correct amount of $.10.

Summary

2.

Your summary does not appear to be complete.  For example, please revise or remove the first sentence, which appears to be in error.

Complied by adding additional text to this paragraph.

3.

We note your statement that you do not intend to acquire any other businesses.  Disclose whether you have any formal or informal plans to enter into any other type of business combination.

Complied by adding additional disclosure to this paragraph.

Risk Factors

4.

Please consider including risk factors that address your lack of any intellectual property or other assets, absence of any plans to raise money to fund your business, apparent lack of personnel with relevant experience to carryout your business plan, the fact that this offering will not result in proceeds to you, and the absence of a definitive business plan over the next 12 months.

Complied by adding risk factors regarding lack of patent protection ,and  lack of experienced personnel. No risk factor was added regarding the plans to raise money because our principal officer has agreed to fund the $300,000 needed. This commitment is described in the second paragraph of Plan of Operations on page 5. No risk factor was added for the absence of a definitive business plan because the issuer believes it has a definitive business plan, which is set forth in more detail under Plan of Operations.

Additional Information

5.

Please revise to disclose the current address of the U.S. Securities and Exchange Commission.

Complied.

6.

Please remove the sentence that any statements in the prospectus are qualified by reference to contracts and documents filed as exhibits.  You may not qualify information in the prospectus by reference to information outside the prospectus unless specifically permitted by the form.  See Rule 411(a) of Regulation C.

Complied.

Plan of Operation

7.

If you have no products, personnel, capital, etc, please explain what your limited “test marketing” will entail.

In the fifth paragraph under Plan of Operations on page 5, we have added revised text to discuss the test marketing. We believe that the revised disclosure in Plan of Operations sets forth the manner in which New Millennium will have a product to test market in 2009. We state that our principal officer is willing and able to fund the $300,000 costs for the first year of operations. We also state that we will be drawing upon the scientific  talent pool in Chapel Hill to complete product development.

8.

Please disclose whether you have identified an independent contractor to conduct product development as well as the status and material terms of any agreement.  File any contracts as exhibits to this registration statement.

We have added disclosure in Plan of Operations regarding our plans to employ beginning in the fall. We have no contracts at this time. We supplementally advise the staff that New Millennium’s President, Learned Hand,  has worked with many scientists and lab technicians over the past 8 years in connection with his prior business experience. His biographical information reflects his position as Chief Operating Officer of Warren Pharmaceuticals (warrenpharma.com.). Mr. Hand has numerous contacts with personnel appropriate for New Millennium’s business from his time at Warren, and also his wife Carla (a co-founder of Warren) is currently employed by the University of California at Chapel Hill and has numerous contacts there. The issuer wants to minimize mention of Mr. Hand’s ties with Warren, and mention of his wife’s assistance in New Millennium, in the prospectus in order to avoid implying any connection or sponsorship of Warren. Dr. Carla Hand does not plan to be involved in management of New Millennium, but she has helped in identifying personnel and might also help in research. If she does enter into a consulting agreement with New Millennium, appropriate disclosure will be made.

9.

Please explain in detail what you will be spending $6,500 a month on commencing in September 2008.  Additionally, you state that if you do not receive enough money to carry out the entire business plan, then you will cut your expenditures general and administrative expenses and defer marketing and product development.  It appears that you will not carry out any business in this eventuality.  Please disclose this clearly and explain what you will be spending $1,000 on.

Complied by providing more detail on this $6,500. Also we have eliminated discussion of the $1,000 since we will have all the funding we need.

10.

Please explain what it means to obtain a license for your proposed products; investigation of the feasibility of manufacturing.

This language regarding the license has been deleted.

Business

11.

Please explain in substantially more detail what you mean by the disclosure that you have “obtained technology applicable to restoration and rejuvenation of hair, skin, leather and fur.”  Discuss the nature of this technology (patents, licenses, trademarks, etc.) and your interest in it.  Discuss the costs of the technology and any limitations on its use.  If you currently have no legal rights to this technology, please remove reference to “our formulations.”

Complied by disclosure that the technology was developed by management.  Management is investigating whether the technology is patentable. The cost of development is not significant. In developing the formulation, Management spent a lot of time propounding questions to scientists, and based on the answers he received he did some experimenting. We added disclosure to indicate that management has not determined yet if patenting is appropriate. Management does not know of any patent on this formulation nor that it is patentable; the patentability question is being investigated.

12.

Because you have no products, please remove references to “our products.”

Complied by referring to our “proposed” products.

13.

Please provide a basis for your statement that most cosmeceutical ingredients seem to be chosen more for marketing considerations than any scientific evidence as to their efficacy.

Complied by adding additional disclosure.

14.

Please tell us supplementally whether the 2004 Fredonia report was prepared for you or for use in this prospectus, or whether it is widely and publicly available.  Tell us whether the preparer of the 2004 Fredonia report consented to your use of its information in this prospectus.  We may have additional comments upon review of your response.

We have added disclosure in the prospectus to clarify that we have no connection with Fredonia. This information from the report is freely available on the internet.

15.

Please provide the specific basis for your statements regarding “glycation.”  Describe the testing you have done and provide substantially more detail about your formula development.  Disclose who is doing this development and testing, when it begin and its costs, etc.

New Millennium has added additional disclosure describing glycation, which is a commonly understood scientific term. Supplementally, we provide some information for the staff. For example, The National Institute of Aging states as follows: “Glycation—A process by which glucose links with proteins and causes these proteins to bind together. In some circumstances, this can result in “stiffening” of tissues and may lead to certain complications of diabetes, and perhaps some of the physiological problems associated with aging.”  As the National Institute of Health  points out, glycation can stiffen tissues and is associated with aging. Skin is a tissue. Obviously, stiffening skin makes it look older and promotes wrinkles. If glycation can be reversed, then the effects of aging on skin, hair, fur and leather could be reversed as well.

Now as to whether it is possible to reverse glycation in tissue, there exists a substantial amount of scientific authority that it is possible. The scientific effort to date has focused on human disease. It appears that the pharmaceutical companies are not concerning themselves very  much with beauty products. Here are some articles regarding the reversal of glycation:

 Kass DA, Shapiro EP, M Kawaguchi, A R Capriotti, A Scuteri, R C deGroof, E G Lakatta. "Improved Arterial Compliance by a Novel Advanced Glycation End-Product Crosslink Breaker", Circulation (September 28, 2001) (American Heart Association: Rapid Track published online before print, September 4, 2001, 10.1161/hc3801.097806.)

P Ulrich, X Zhang. "Pharmacological reversal of advanced glycation end-product-mediated protein crosslinking," Diabetologia. 40: S157-S159 (1997).

S Vasan, Xin Zhang, Xini Zhang, A Kapurniotu, J Bernhagen, S Telchberg, J Basgen, D Wagle, D Shih, I Terlecky, R Bucala, A Cerami, J Egan, P Ulrich. "An agent cleaving glucose-derived protein crosslinks in vitro and in vivo," Nature, 382: 275 - 278 (18 July 1996).

Castellani RJ, Harris PL, Sayre LM, Fujii J, Taniguchi N, Vitek MP, Founds H, Atwood CS, Perry G, Smith MA. "Active Glycation in Neurofibrillary pathology of Alzheimer's Disease: N(epsilon)-(Carboxymethyl) Lysine and Hexitol-Lysine", Free Radical Biology & Medicine Vol. 31 (2), pp. 175-180, (2001).

M Asif, J Egan, S Vasan, G N Jyothirmayi, MR Masurekar, S Lopez, C Williams, R L Torres, D Wagle, P Ulrich, A Cerami, M Brines, T J Regan. "An advanced glycation endproduct cross-link breaker can reverse age-related increases in myocardial stiffness," PNAS. 97(6): 2809-2813 (14 March 2000).

M F Usta, M Kendirci, T J Bivalacqua, S Gur, W J G Hellstrom, N A Foxwell, S Cellek. "Delayed Administration of ALT-711, but not of Aminoguanidine, Improves Erectile Function in Streptozotocin Diabetic Rats: Curative Versus Preventive Medicine," 11th World Congress of the International Society for Sexual and Impotence Research, Buenos Aires (October 2004).

deGroot J, et.al. "Accumulation of advanced glycation end products as a molecular mechanism for aging as a risk factor in osteoarthritis," Arthritis & Rheumatism. (Published Online: 5 Apr 2004) Volume 50(4): 1207 - 1215.

Forbes JM, et.al. "The breakdown of pre-existing advanced glycation end products is associated with reduced renal fibrosis in experimental diabetes," The FASEB Journal express article 10.1096/fj.02-1102fje. (Published online: July 18, 2003)

Hipkiss AR, Brownson C, Carrier MJ. "Carnosine, the anti-ageing, anti-oxidant dipeptide, may react with protein carbonyl groups," Mech Ageing Dev. 2001 Sep 15;122(13):1431-45.

New Millennium has also added text to disclose that management has carried out testing and that the cost of the testing was not significant. Management understands that the cost and level of testing seems to be minimal.  This is a cosmetics company and most of the cosmetics or personal care  companies were started by people mixing up a batch of this or that and seeing how it worked.

Pamela A Long

Securities & Exchange Commission

August 28, 2008

Page -1-

Management

16.

Please disclose the nature of Wellstone Filters, Inc.’s and Warren Pharmaceutical’s businesses.

Complied.

Principal Shareholders

17.

It is unclear to what footnote 2 refers.

Complied.

Selling Stockholders

18.

Please revise to disclose that the selling shareholders will be selling their shares in this offering at a fixed price until quoted on the OTC Bulleting Board or listed on a national securities exchange.

Complied.

19.

Please identify by footnote or otherwise the natural person or persons having sole or shared voting and investment control over the securities held by Esthetics World.

Complied by disclosing that Karen E. Campo is the control person.

20.

To the extent that any successor(s) to the named selling stockholder which to sell under this prospectus, please be advised that you must file a prospectus supplement identifying such successors as selling stockholders.  Please revise your disclosure to state that a prospectus supplement will be filed in these circumstances.

Complied.

21.

Please describe here or elsewhere in the prospectus how the selling shareholders received the shares they are offering for resale.

Complied.

Plan of Distribution

22.

Because the selling stockholders will initially be reselling shares in this offering at fixed prices, please revise your statement, and related disclosure, that price the selling stockholders will receive will be determined by market conditions.

Complied.

23.

Please revise references to the “NASD” to refer instead to FINRA.

Complied.

24.

Please disclose current plans to have your stock quoted on the OTC Bulleting Board.

Complied. We cannot apply until the registration is effective.

Interest of Named Experts and Counsel

25.

Please reconcile the disclosure here that Jehu Hand beneficially owns 520,000 shares of common stock with the disclosure in the Principal Shareholders sections, which appears to indicate that he owns 1,020,000 shares of common stock.

Complied.

Undertakings

26.

Include the undertaking required by Item 512(a)(5)(ii) of Regulation S-K.

Complied.

Signatures

27.

Please revise to note the proper form on which you are registering this resale transaction.

Complied.

28.

Please have your principal executive officer to sign in this capacity.

Complied.

Legal Opinion

29.

Your opinion must address whether the shares are currently legally issued, fully paid and non-assessable.

Complied.

Very truly yours,

Jehu Hand

JH:kp